Other comprehensive income	12 Months Ended
Dec. 31, 2020
Other comprehensive income
Other comprehensive income

8.   Other comprehensive income

			Item never
	Items that may subsequently be		reclassified to
	reclassified to income		income
		Cumulative
	Change in	foreign	Employee	Accumulated
	unrealized fair	currency	defined benefit	other
	value of	translation	plan re-	comprehensive
(millions)	derivatives	adjustment	measurements	income
Accumulated balance as at January 1, 2018	$(0.1)	$31.4	$—	$31.3
Other comprehensive income (loss)
Amount arising	(0.9)	(9.9)	0.5	(10.3)
Income taxes	0.2	—	—	0.2
Net	(0.7)	(9.9)	0.5	(10.1)
Accumulated balance as at December 31, 2018	$(0.8)	$21.5	$0.5	$21.2
Opening balance adjustment for IFRS 16	—	0.1	—	0.1
As adjusted	(0.8)	21.6	0.5	21.3
Other comprehensive income (loss)
Amount arising	0.1	(3.3)	(2.7)	(5.9)
Net	0.1	(3.3)	(2.7)	(5.9)
Accumulated balance as at December 31, 2019	$(0.7)	$18.3	$(2.2)	$15.4
Other comprehensive income (loss)
Amount arising	(51.0)	124.1	(0.2)	72.9
Income taxes	1.1	—	—	1.1
Net	(49.9)	124.1	(0.2)	74.0
Accumulated balance as at December 31, 2020	$(50.6)	$142.4	$(2.4)	$89.4